Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 3,048	€ 2,120
Other non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	1,446	1,278
Fair value hedges
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	244	270
Cash flow hedges
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	1,275	485
Hedges of net investments in foreign operations
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 83	€ 88